Restatement of Financial Statements (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Deferred tax assets derived from net operating loss					$ 1,460,000
Deferred tax assets description			Future net operation losses of approximately $ 1.7 million is available to offset future operating income through 2026.
Amortization of intangible assets	$ 233,997	$ 169,550	$ 684,484	$ 339,100	$ 536,470
Amortization of intangible assets description					As a result, the amortization of intangible assets would decrease $169,550 and the net loss would decrease by $169,550 for the year ended September 30, 2015.
Identified intangible assets description					Moreover, the Company identified that the cost for purchasing intangible assets was overstated by $173,177 as of September 30, 2015. As a result, the intangible assets would decrease $173,177 and accruals and other payables would decrease $173,177 as of September 30, 2015
Intellectual Property Rights [Member]
Amortization of intangible assets					$ 169,550